Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Taxable income exceed (in Yuan Renminbi)	¥ 1,000,000		¥ 1,000,000	¥ 1,000,000
Taxable income percentage	12.50%	12.50%	50.00%	12.50%
Enterprise income tax rate percentage	20.00%	20.00%	20.00%	20.00%
Taxable income does not exceeds (in Yuan Renminbi)			¥ 3,000,000
Preferential tax rate percentage	15.00%	15.00%
Withholding tax percentage	10.00%	10.00%
U.S. federal corporate income tax percentage	21.00%	21.00%	21.00%	21.00%
U.S. Federal [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	80.00%	80.00%
Shanghai Co., Ltd. [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate percentage	15.00%	15.00%
Non-PRC [Member]
Income Taxes (Details) [Line Items]
Adjusted tax loss before income taxes	¥ 50,670	$ 7,346
Fresh 2 Technology Inc [Member]
Income Taxes (Details) [Line Items]
U.S. federal corporate income tax percentage	21.00%	21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%
Taxable income exceed (in Yuan Renminbi)	¥ 1,000,000
Taxable income percentage	25.00%	25.00%
Enterprise income tax rate percentage	20.00%	20.00%
Taxable income does not exceeds (in Yuan Renminbi)	¥ 3,000,000
Net operating losses	¥ 117,717,000	$ 17,068,000